Derivative Financial Instruments - Details of Interest Rate Sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
CHF
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 0
Sensitivity DFIs	0
Sensitivity net	0
Sensitivity debt	0
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	23,855
Sensitivity DFIs	(21,179)
Sensitivity net	2,676
Sensitivity debt	18,558
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	1,047
Sensitivity DFIs	(1,047)
Sensitivity net	0
Sensitivity debt	971
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	1,490
Sensitivity DFIs	(1,033)
Sensitivity net	457
Sensitivity debt	1,322
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	13,006
Sensitivity DFIs	470
Sensitivity net	13,476
Sensitivity debt	12,277
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	9,424
Sensitivity DFIs	(9,424)
Sensitivity net	0
Sensitivity debt	7,864
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	767,974
Sensitivity DFIs	188,565
Sensitivity net	956,539
Sensitivity debt	$ 285,854